Discontinued Operations (Details Narrative) - Creek Road Miners Inc [Member] - USD ($)			12 Months Ended
	Sep. 15, 2021	Aug. 06, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax				$ 1,853,169
Due to related party
CONtv [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Passive interest			10.00%
Investments
CONtv [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due to related party			$ 0	$ 0
Jevo Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax	$ 1,130,740
Net cash paid on the closing date	$ 1,500,000
Informa Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax		$ 722,429